Shareholder's Equity - Summary of Treasury Stock (Detail) - EUR (€) shares in Thousands, € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of treasury shares [line items]
Total amount	€ 337	€ 325	€ 190
Common shares B [member]
Disclosure of treasury shares [line items]
Total amount	€ 2	€ 2	€ 2
Aegon N.V [member]
Disclosure of treasury shares [line items]
Number of shares	76,419	80,996
Total amount	€ 337	€ 325
Aegon N.V [member] | Common shares [member] | Aegon N V [member]
Disclosure of treasury shares [line items]
Number of shares	61,418	64,488
Total amount	€ 326	€ 314
Aegon N.V [member] | Common shares [member] | Subsidiaries [member]
Disclosure of treasury shares [line items]
Number of shares	1,144	1,163
Total amount	€ 9	€ 9
Aegon N.V [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Number of shares	13,856	15,346	17,325
Total amount	€ 2	€ 2	€ 2
Aegon N.V [member] | Common shares B [member] | Aegon N V [member]
Disclosure of treasury shares [line items]
Number of shares	13,856	15,346
Total amount	€ 2	€ 2